Schedule of Outstanding Stock Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options	342,294	241,128
August 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 39.75	$ 39.75
Number of options	41,624	41,624
Expiration date	Dec. 27, 2025	Dec. 27, 2025
September 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 39.75	$ 39.75
Number of options	8,000	8,000
Expiration date	Dec. 27, 2025	Dec. 27, 2025
November 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 39.75	$ 39.75
Number of options	48,986	48,986
Expiration date	Dec. 27, 2025	Dec. 27, 2025
December 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 39.75	$ 39.75
Number of options	2,228	2,228
Expiration date	Dec. 27, 2025	Dec. 27, 2025
January 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 39.75	$ 39.75
Number of options	51,032	51,032
Expiration date	Jan. 09, 2026	Jan. 09, 2026
May 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 51.25	$ 51.25
Number of options	10,766	10,766
Expiration date	May 26, 2026	May 26, 2026
September 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 51.25	$ 51.25
Number of options	3,973	3,973
Expiration date	May 31, 2026	May 31, 2026
January 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 51.25	$ 51.25
Number of options	2,142	2,142
Expiration date	Jan. 01, 2027	Jan. 01, 2027
January 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 49.25	$ 49.25
Number of options	1,566	1,566
Expiration date	Jan. 01, 2028	Jan. 01, 2028
January 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 2.35	$ 2.35
Number of options	21,964	21,964
Expiration date	Jan. 01, 2029	Jan. 01, 2029
October 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 5.25	$ 5.25
Number of options	48,847	48,847
Expiration date	Oct. 26, 2031	Oct. 26, 2031
January Two Thousand Twenty Two [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 3.52
Number of options	26,166
Expiration date	Jan. 01, 2032
January Two Thousand Twenty Two [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 3.72
Number of options	50,000
Expiration date	Jan. 01, 2024
January Two Thousand Twenty Two [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 3.72
Number of options	25,000
Expiration date	Jan. 03, 2024